Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2024	Mar. 31, 2024
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	¥ 161	¥ 350
2023	[1]	299	391
2022	[1]	380	431
2021	[1]	417	342
2020	[1]	332	360
Prior to 2020	[1]	5,298	5,224
Total	[1]	6,887	7,098
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	102	211
2023	[1]	136	71
2022	[1]	62	54
2021	[1]	43	100
2020	[1]	88	48
Prior to 2020	[1]	344	337
Revolving loan	[1],[2]	463	470
Total	[1]	1,237	1,291
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prior to 2020	[1]	36	36
Total	[1]	37	37
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	11	23
2023	[1]	13	6
2022	[1]	6	5
2021	[1]	4	10
2020	[1]	9	3
Prior to 2020	[1]	8	7
Revolving loan	[1],[2]	8	8
Total	[1]	59	62
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[1]		1
Prior to 2020	[1]	31	33
Total	[1]	32	35
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	2	5
2023	[1]	4	2
2022	[1]	2	3
2021	[1]	3	6
2020	[1]	6	2
Prior to 2020	[1]	22	22
Revolving loan	[1],[2]	8	9
Total	[1]	47	49
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		23,046	33,665
2023		16,156	13,575
2022		11,288	8,525
2021		6,977	6,374
2020		5,556	5,075
Prior to 2020		16,146	12,997
Revolving loan	[2]	17,933	18,233
Total		97,103	98,445
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		11,268	17,261
2023		9,046	6,882
2022		6,062	5,585
2021		5,059	5,155
2020		4,656	3,911
Prior to 2020		14,165	11,883
Revolving loan	[2]	9,430	9,932
Total		59,686	60,608
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		11,778	16,403
2023		7,110	6,694
2022		5,227	2,941
2021		1,918	1,219
2020		900	1,164
Prior to 2020		1,981	1,114
Revolving loan	[2]	8,504	8,302
Total		37,417	37,837
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		1,725	1,858
2023		248	47
2022		47	48
2021		46	92
2020		89	66
Prior to 2020		349	321
Revolving loan	[2]	3	3
Total		2,506	2,436
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		75	120
2023		82	103
2022		72	262
2021		253	2
2020		2	107
Prior to 2020		166	110
Revolving loan	[2]	107	527
Total		757	1,231
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		8,794	13,870
2023		7,746	5,879
2022		5,169	4,505
2021		3,987	4,328
2020		3,890	2,832
Prior to 2020		6,763	4,979
Revolving loan	[2]	7,847	7,847
Total		44,196	44,241
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		216	430
2023		317	251
2022		212	195
2021		168	150
2020		133	151
Prior to 2020		601	533
Revolving loan	[2]	459	494
Total		2,106	2,204
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		157	319
2023		228	215
2022		236	117
2021		15	2
2020		2	4
Prior to 2020		4
Revolving loan	[2]	30	29
Total		670	686
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		828	1,674
2023		826	874
2022		631	193
2021		151	21
2020		36	2
Prior to 2020		206	7
Revolving loan	[2]	447	448
Total		3,124	3,219
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[3]	10,579	14,106
2023	[3]	5,947	5,488
2022	[3]	4,252	2,589
2021	[3]	1,719	1,028
2020	[3]	719	1,128
Prior to 2020	[3]	1,650	1,028
Revolving loan	[2],[3]	7,919	7,706
Total	[3]	32,784	33,073
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		1	2
2023		2	1
2022		1	1
2021		1	1
2020		1	1
Prior to 2020		4	3
Total		10	10
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024			8
2023		4	2
2022		1	1
Total		6	12
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		116	186
2023		83	42
2022		40	37
2021		85	43
2020		32	184
Prior to 2020		209	49
Revolving loan	[2]	156	172
Total		721	713
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		19	35
2023		26	15
2022		10	10
2021		9	12
2020		9	15
Prior to 2020		39	30
Revolving loan	[2]	23	19
Total		136	135
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		1
2023		1
Total		2
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023			6
2022		3	4
2020			6
Prior to 2020		8
Total		11	16
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[3]	205	243
2023	[3]	81	83
2022	[3]	84	35
2021	[3]	29	161
2020	[3]	135	22
Prior to 2020	[3]	85	57
Revolving loan	[2],[3]	89	105
Total	[3]	709	705
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		46	157
2023		83	65
2022		54	26
2021		37	61
2020		59	134
Prior to 2020		263	167
Revolving loan	[2]	332	356
Total		873	967
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		1	8
2023		5	7
2022		7	7
2021		6	8
2020		8	8
Prior to 2020		35	33
Revolving loan	[2]	23	26
Total		86	97
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021		3
Total		3
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[3]	8	60
2023	[3]	25	27
2022	[3]	20	2
2021	[3]		5
2020	[3]	7	2
Prior to 2020	[3]	24	19
Revolving loan	[2],[3]	19	13
Total	[3]	¥ 104	¥ 127

[1]	The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.
[2]	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2024 and the six months ended September 30, 2024.
[3]	Corporate of foreign included ¥176 billion and ¥168 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2024 and September 30, 2024, respectively.